Share-Based Payments - Schedule of Assumptions Used in the Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)	$ 4.14	$ 7.4
Risk-free interest rate	4.28%
Volatility	125.00%
Expected life (years)	3 years 7 months 6 days
Dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate		3.95%
Volatility		116.00%
Expected life (years)		3 years 6 months
Maximum [Member]
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate		4.30%
Volatility		203.00%
Expected life (years)		3 years 7 months 6 days